Advances for Vessels Under Construction and Other Vessels' Costs (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) Payment Vessel Contract t	Dec. 31, 2023 USD ($) Vessel
Advances for Vessel Under Construction and Other Vessels Costs [Abstract]
Number of shipbuilding contracts entered into | Contract	4
Number of hulls being constructed | Vessel	4	4
Number of hulls for which first installment was paid | Vessel	3
Pre-delivery installments	$ 50,230	$ 9,488
Capitalized costs	8,238	1,815
Advances for vessels under construction and other vessel costs	$ 58,468	11,303
Product/Crude Oil Tankers [Member]
Advances for Vessel Under Construction and Other Vessels Costs [Abstract]
Number of hulls being constructed | Vessel	3
Product Oil/Chemical Tankers [Member]
Advances for Vessel Under Construction and Other Vessels Costs [Abstract]
Number of hulls being constructed | Vessel	1
Shipbuilding Construction Contracts [Member]
Advances for Vessel Under Construction and Other Vessels Costs [Abstract]
DWT | t	75,000
Gross contract price	$ 56,533
Number of installment payments to be paid | Payment	5
Interest expense capitalized	$ 2,435	540
Costs capitalized	$ 3,989	1,275
Shipbuilding Construction Contracts [Member] | Hull 1515 [Member]
Advances for Vessel Under Construction and Other Vessels Costs [Abstract]
DWT | t	114,000
Gross contract price	$ 63,250
Number of installment payments to be paid | Payment	5
Installment payment made		$ 9,488
Shipbuilding Construction Contracts [Member] | Hull 1596 [Member]
Advances for Vessel Under Construction and Other Vessels Costs [Abstract]
DWT | t	114,000
Gross contract price	$ 64,845
Number of installment payments to be paid | Payment	5
Shipbuilding Construction Contracts [Member] | Hull 1597 [Member]
Advances for Vessel Under Construction and Other Vessels Costs [Abstract]
DWT | t	114,000
Gross contract price	$ 64,845
Number of installment payments to be paid | Payment	5
Shipbuilding Construction Contracts [Member] | Hulls 1515 and 1596 [Member]
Advances for Vessel Under Construction and Other Vessels Costs [Abstract]
Installment payment made	$ 40,743